Fair Value Information - Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value (Detail) - Bonds Payable [Member] - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Carrying Value	$ 26,977	$ 19,980
Fair Value	$ 27,082	$ 20,078